Summary of significant accounting policies - Narrative (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure of voluntary change in accounting policy [line items]
Accrued compensation and employee-related liabilities	$ 1,084,014	$ 884,619
Accrued Compensation and Employee-Related Liabilities
Disclosure of voluntary change in accounting policy [line items]
Accrued compensation and employee-related liabilities	$ 229,686	$ 211,844